NOTE 10 - WARRANTS - Schedule of Warrant Summary (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Original Shares Issued [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding		793,920
Adjustment of Warrants Granted for Services
[custom:WarrantsExercisedForfeitedExpired]	793,920
Class of Warrant or Right, Unissued
Anti Dilution Adjusted [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding		68,163,661
Adjustment of Warrants Granted for Services
[custom:WarrantsExercisedForfeitedExpired]	68,163,661
Class of Warrant or Right, Unissued